CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 21,882	$ 3,082	¥ 13,862	¥ 12,785
Operating costs and expenses:
Hotel operating costs	14,341	2,021	12,260	11,282
Other operating costs	34	5	62	58
Selling and marketing expenses	1,072	151	613	641
General and administrative expenses	2,086	294	1,675	1,545
Pre-opening expenses	35	5	95	81
Total operating costs and expenses	17,568	2,476	14,705	13,607
Goodwill impairment loss	4	1
Other operating income, net	404	57	549	986
Income (loss) from operations	4,714	662	(294)	164
Interest income	248	35	87	89
Interest expense	385	54	409	405
Other income, net	573	81	10	157
(Loss) gains from fair value changes of equity securities, net	109	15	(359)	(96)
Foreign exchange (loss) gain, net	90	13	(641)	(317)
(Loss) income before income taxes	5,349	752	(1,606)	(408)
Income tax expense	1,204	168	207	12
Loss from equity method investments	(14)	(2)	(36)	(60)
Net (loss) income	4,131	582	(1,849)	(480)
Less: net (loss) income attributable to noncontrolling interest	46	7	(28)	(15)
Net (loss) income attributable to H World Group Limited	4,085	575	(1,821)	(465)
Other comprehensive (loss) income
Gain (loss) arising from defined benefit plan, net of tax of RMB 4,RMB 10 and RMB(3) for the year ended 2021, 2022 and 2023, respectively	(9)	(1)	22	13
Gains (loss) from fair value changes of debt securities, net of tax of nil, RMB 19 and RMB(3) for 2021,2022 and 2023, respectively	(12)	(2)	57
Foreign currency translation adjustments, net of tax of nil for the years ended 2021, 2022 and 2023, respectively	175	25	112	(99)
Comprehensive (loss) income	4,285	604	(1,658)	(566)
Less: comprehensive (loss) income attributable to the noncontrolling interest	46	7	(28)	(15)
Comprehensive (loss) income attributable to H World Group Limited	¥ 4,239	$ 597	¥ (1,630)	¥ (551)
(Losses) earnings per share:
Basic | (per share)	¥ 1.28	$ 0.18	¥ (0.59)	¥ (0.15)
Diluted | (per share)	¥ 1.25	$ 0.18	¥ (0.59)	¥ (0.15)
Weighted average number of shares used in computation:
Basic (in shares)	3,183,163,131	3,183,163,131	3,111,196,757	3,114,124,244
Diluted (in shares)	3,351,421,211	3,351,421,211	3,111,196,757	3,114,124,244
Leased and owned hotels
Revenues:
Total revenues	¥ 13,796	$ 1,943	¥ 9,148	¥ 8,118
Manachised and franchised hotels
Revenues:
Total revenues	7,694	1,084	4,405	4,404
Others
Revenues:
Total revenues	¥ 392	$ 55	¥ 309	¥ 263